Summary of Significant Accounting Policies and Basis of Accounting (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition
Amortization of upfront license fees			$ 353,693	$ 1,921,307
Collaborative research payments:
FTE funding			3,108,000	3,436,000
Research and development costs				20,055
Intellectual property costs			1,050,990	970,465
Total collaborative research payments			4,158,990	4,426,520
Milestone revenue			18,000,000	16,000,000
Total collaborative revenue	$ 8,507,113	$ 7,314,528	$ 22,512,683	$ 22,347,827